Significant Accounting Policies (Policies)	12 Months Ended
May 31, 2016
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools. The Company and its WFOEs have entered into contractual arrangements with the VIEs and its shareholder, which enable the Company to (1) have power to direct activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include purchase price allocation relating to the business acquired, the valuation allowance for deferred tax assets, economic lives and impairment of property and equipment, impairment of goodwill, fair value of long-term available-for-sale investments and share-based compensation. Actual results could differ from those estimates.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.
Short-term investments

Short-term investments

Short-term investments consist mostly of held-to-maturity investments with the maturity of less than one year. The Group’s short-term held-to-maturity investments are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidation statement of operation.

Restricted cash

Restricted cash

Restricted cash represents Renminbi (“RMB”) deposits in bank accounts as deposits for establishing new schools and subsidiaries. Restricted cash is classified as either current or nun-current based or when the funds will be released in accordance with the terms of the respective agreement.

Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable represents amounts due from corporate customers of the Group’s various schools and subsidiaries. The Group provides allowance for doubtful accounts based on historical collection experience and a review of the current status of accounts receivable and advances to suppliers. Accounts receivable and advances to suppliers are presented net of allowance for doubtful accounts.

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2015	2016
	US$	US$
Beginning balance	265	801
Charge during the year	676	235
Written-off	(140)	(628)

Ending balance	801	408

Inventory	Inventory Inventory is stated at the lower of cost or market value.
Land use rights	Land use rights Land use rights are recorded at cost and amortized on a straight-line basis over the remaining term of the land certificate, from 38.5 to 50 years.
Property and equipment

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Construction in progress

Construction in progress

The Group constructs certain of its property and equipment. In addition to cost under the construction contracts, interest cost and external costs directly related to the construction of such facilities, including equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record impairment losses on long-lived assets during the years ended May 31, 2014, 2015 and 2016.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of each reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

In order to test goodwill for impairment, the Group first assesses qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill.

The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill.

An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group recognized no impairment loss on goodwill for any of the periods presented.

Cost Method Investments
(a)	Cost Method Investments

For investee companies over which the Group does not have significant influence and a controlling interest, the Group carries the investment at cost and recognize as income for any dividend received from distribution of the investee’s earnings.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an OTTI has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the cost of an investment exceeds its fair value and such excess is determined to be other-than temporary.

The Group estimated the fair value of these investee companies based on the discounted cash flow approach. Factors the Group considers in making such a determination include general market conditions, the duration and the extent to which the fair value of an investment is less than its cost, and the Group’s intent and ability to hold such investment. The Group recorded nil, US$2 and nil impairment losses on its cost method investments during the years ended May 31, 2014, 2015 and 2016, respectively.

Equity Method Investments
(b)	Equity Method Investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments, where the Group holds more than 50% equity interest, the Group may only have significant influence but not have control over the investees. Equity method is also used to account for these investments.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of the investee company based on comparable quoted price for similar investment in active market, if applicable, or discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital. The Company did not record impairment losses on its equity method investment during the years ended May 31, 2014, 2015 and 2016, respectively.

Available-for-sale securities Investments
c)	Available-for-sale securities Investments

For investments in investees’ stocks which are determined to be debt securities, the Group accounts for them as long-term available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

The Group reviews its investments for OTTI based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, the Group’s intent and ability to hold the investment, and the financial condition and near term prospects of the investees.

Long-term held-to-maturity investment
(d)	Long-term held-to-maturity investment

The Group’s long-term held-to-maturity investment represents a trust guaranteed by a bank with the maturity of more than one year, which is stated at its amortized cost.

Value added tax ("VAT")

Value added tax (“VAT”)

Pursuant to the PRC tax laws, in case of any product sales, generally the value added tax (“VAT”) rate is 3% of the gross sales for small scale VAT payer and 17% of the gross sales for general VAT payer. Most of the subsidiaries of the Company are deemed as general VAT payer for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in the Group’s consolidated financial statements.

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program (“Pilot Program”), applicable to businesses in selected industries. Such VAT Pilot Program were phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Business in the Pilot Program would pay VAT instead of sales tax. Starting from August 1, 2013, the Pilot Program was expanded to cover all regions in the PRC. Implementation of the Pilot Program, the new enrollment system development services and other operating services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in Group’s consolidated financial statements.

Since May 2016, in accordance with Cai Shui [2016] No. 68, the non-academic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Group’s non-academic educational programs and services in short-term language training schools which were previously subject to business tax are now subject to VAT. VAT is reported as a deduction to revenue when incurred.

Revenue recognition

Revenue recognition

Revenue is recognized when persuasive evidence that an arrangement exists, delivery of the product or service has occurred, the selling price is both fixed and determinable and collection is reasonably assured. Revenue is reported net of business taxes, VAT and refunds. Business tax and VAT amounted to US$39,909, US$45,664 and US$52,993 for the years ended May 31, 2014, 2015 and 2016, respectively. The primary sources of the Group’s revenues are as follows:

(a)	Educational programs and services

The educational programs and services consist of language training and test preparation courses, primary and secondary school education and college admission examination retaking training services. Tuition is generally paid in advance and is initially recorded as deferred revenue. Tuition revenue for educational programs and services is recognized proportionately as the instructions are delivered, and is reported net of business taxes, VAT and related surcharges, and tuition refunds. Students are entitled to a short-term course trial period which commences on the date the course begins. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. Tuition refunds have been insignificant in the fiscal years ended May 31, 2014, 2015 and 2016, respectively. After the trial period, if a student withdraws from a class, usually no refunds will be provided and any collected but unearned portion of the fee is recognized at that time.

The Group also sells online-learning cards primarily to distributors at fixed prices after deducting a pre-determined fixed discount to the face value of the cards. Online-learning card sales represent prepaid service fees received from students for e-learning services. The prepaid service fee is recorded as deferred revenue upon receiving the upfront payment. Revenue is recognized upon actual usage of the cards by the students based on the number of minutes the students use the e-learning services, of which the actual usage is tracked by the Group on an individual basis. Upon the expiration of the online-learning card, which ranges from six months to one year from the date of sale of the card to the distributor, the Group will recognize the remaining unused minutes as revenue.

(b)	Books and others

The Group sells educational books or other educational materials either through its own book stores or websites or through third party distributors. Revenue from sales made through the Group’s book stores is recognized upon sales to customers. Revenue through distributors is recognized once the products are sold to the end customers.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated economic life.

Advertising costs

Advertising costs

The Group expenses advertising costs as they incurred. Total advertising expenses were US$41,952, US$38,295 and US$39,753 for the years ended May 31, 2014, 2015 and 2016, respectively, and have been included as part of selling and marketing expenses.

Government subsidies

Government subsidies

The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$1,437, US$1,230 and US$494 for the years ended May 31, 2014, 2015 and 2016, respectively.

Foreign currency translation

Foreign currency translation

The Company’s functional and reporting currency is the United States dollars (“U.S. dollars”). The financial records of the Company’s subsidiaries and the VIEs located in the PRC are maintained in its local currency, the RMB which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in U.S. dollars, which is the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and consolidated statements of comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$512,887 and US$747,762 as of May 31, 2015 and 2016, respectively.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group determines the transfers between levels are deemed to have occurred at the end of the periods presented.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities including cash equivalents and available-for sales securities at fair value on a recurring basis as of May 31, 2015 and 2016. Cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market.

As of May 31, 2015 and 2016, the available-for-sale securities recorded in long-term investments include redeemable preferred shares, common shares of a listed company, convertible bond and assets management plan and trust (Refer to Note 12). Those were measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	May 31, 2015
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	16,950	—	—	16,950
Redeemable preferred shares	—	50,157	—	50,157

Total	16,950	50,157	—	67,107

	May 31, 2016
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Available for sales investments:

Common Shares	15,945	—	—	15,945
Redeemable preferred shares	—	42,263	69,873	112,136
Convertible bond	—	12,310	—	12,310
Asset management plan and trust	—	23,413	—	23,413

Total	15,945	77,986	69,873	163,804

The Company measured the fair value of its investment in common shares using the market approach based on the quoted stock price of its investee in the active market and has classified it as level 1 measurement.

The Company measured the fair value of its convertible bond and asset management plan and trust based on the respective principal and expected returns as of May 31, 2016 and has classified those as level 2 measurement.

Redeemable preferred shares do not have a quoted market rate. For those, the Company measured their fair value based on recent transactions or based on the market approach when no recent transactions are available. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms or a recent transaction agreed by the Company and the investee and has been classified as level 2 measurement. When no recent transactions are available, the Company generally adopts a market approach which takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically some of the significant unobservable inputs included the investee’s historical earning on sale, discount of lack of marketability, investee’s time to IPO as well as related volatility. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

The Group did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented. During the year ended May 31, 2016, the Group transferred two redeemable preferred shares for a total of US$63,881 from level 2 to level 3 as the Company changed its fair value measurement for those two investees. Specifically, the Company changed its measurement method from recent transactions to a market approach described in the previous paragraph to determine the investment’s fair value as no recent transactions were available as of May 31, 2016.

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

Available-for-sale securities For the year ended May 31, 2016
US$
Balance at June 1, 2015	—
Transfer from level 2 fair value measurements	63,881
Initial recognition	2,844
Unrealized gain	3,148

Balance at May 31, 2016	69,873

Measured fair value on a nonrecurring basis

Long-term investments other than investments classified as available-for-sale, goodwill and other intangible assets are measured at fair value on a nonrecurring basis when an impairment is recognized.

The Group measured long-term investments other than investments classified as available-for-sale, and goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measured acquired intangible assets using the income approach—discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recognized nil, US$2 and nil impairment loss related to investments, goodwill and acquired intangible assets for the years ended May 31, 2014, 2015 and 2016, respectively. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

Fair value of financial instruments

Fair value of financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term held-to-maturity investments, accounts receivable, amount due from/to related parties, available-for-sale securities investments, long-term held-to-maturity investment and accounts payable. Available-for-sale investments are carried at fair value. The carrying amounts of cash and cash equivalents, term deposits, restricted cash, short-term held-to-maturity investments, accounts receivable, amount due from/to related parties, and accounts payable approximate their fair values due to the short-term maturities of these instruments. Long-term held-to-maturity investment is stated at its amortized cost.

Net income per share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Income taxes

Income taxes

The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain or loss on available-for-sale securities and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of comprehensive income.

Share-based compensation

Share-based compensation

Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis over the requisite service period, with a corresponding addition to paid-in capital. The Group uses the binomial option pricing model to measure the fair value of options granted and the quoted market price of the Company’s equity shares to measure the fair value of non-vested equity shares (“NES”) granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise of an option over the life of the option, as affected by the reality of changing stock prices and non-constant risk free rates, would better reflect the measurement objective of relevant accounting literature.

The amount of compensation expense recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. The estimate of forfeitures is based on historical turnover rate and will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of share-based compensation expense to be recognized in future periods.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, and accounts receivable. As of May 31, 2016, substantially all of the Group’s cash and cash equivalents, and term deposits were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in fiscal years 2014, 2015 and 2016, respectively.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued a new pronouncement which amends to change the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in U.S. GAAP. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment. In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations. The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide users with information about the ongoing trends in a reporting organization’s results from continuing operations. The amendments are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2014. Early adoption is permitted. The Group adopted this ASU on June 1, 2015 and the effects of the pronouncement have been reflected in the consolidated financial statements.

In November, 2015, the FASB issued a new pronouncement which changes how deferred taxes are classified on organizations’ balance sheets. The ASU eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. The amendments apply to all organizations that present a classified balance sheet. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. This ASU may be applied prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Group elected to early adopt this new guidance on a prospective basis and have applied the changes to all deferred tax liabilities and assets and to the consolidated balance sheet as of May 31, 2016. The Group did not retrospectively apply the changes to prior periods.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In May 2014, FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application will be permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.	Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•	For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•	For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.	Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application.

If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

•	An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of this pronouncement to its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In February 2015, the FASB issued a new pronouncement which is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions). The ASU focuses on the consolidation evaluation for reporting organizations (public and private companies and not-for-profit organizations) that are required to evaluate whether they should consolidate certain legal entities. In addition to reducing the number of consolidation models from four to two, the new standard simplifies the FASB Accounting Standards Codification (“Codification”) and improves current GAAP by:

•	Placing more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity in certain circumstances based solely on its fee arrangement, when certain criteria are met.

•	Reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity (VIE).

•	Changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs.

The ASU will be effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.

In September 2015, the FASB issued a new pronouncement ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. To simplify the accounting for adjustments made to provisional amounts recognized in a business combination, the amendments eliminate the requirement to retrospectively account for those adjustments. Under this ASU, an acquirer must recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The ASU also requires acquirers to present separately on the face of the income statement, or disclose in the notes, the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The ASU must be applied prospectively to adjustments to provisional amounts that occur after the effective date. Early adoption is permitted for financial statements that have not been issued. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 which is intended to improve the recognition and measurement of financial instruments. The ASU affects public and private companies, not-for-profit organizations, and employee benefit plans that hold financial assets or owe financial liabilities.

The new guidance makes targeted improvements to existing U.S. GAAP by:

•	Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income;

•	Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•	Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements;

•	Eliminating the requirement to disclose the fair value of financial instruments measured at amortized cost for organizations that are not public business entities;

•	Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and

•	Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The new guidance permits early adoption of the own credit provision. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Group is in the process of evaluating the impact that this pronouncements on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-07, simplifying the Transition to the Equity Method of Accounting. The amendments eliminate the requirement that when an investment qualified for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods that the investment had been held. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previous held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. Therefore, upon qualifying for the equity method of accounting, no retroactive adjustment of the investment is required. The amendments require that an entity that has an available-for-sale equity security that becomes qualified for the equity method of accounting recognize through earnings the unrealized holding gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for use of the equity method. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increase in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group is in the process of evaluating the impact that this pronouncements on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718). The new guidance simplifies certain aspects related to income taxes, statement of cash flows, and forfeitures when accounting for share-based payment transactions. This new guidance will be effective for the Company for the first reporting period beginning after December 15, 2016, with earlier adoption permitted. Certain of the amendments related to timing of the recognition of tax benefits and tax withholding requirements should be applied using a modified retrospective transition method. Amendments related to the presentation of the statement of cash flows should be applied retrospectively. All other provisions may be applied on a prospective or modified retrospective basis. For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early application will be permitted. The Group is in the process of evaluating the impacts of the adoption of this ASU on its consolidated financial statements.

In April 2016, the FASB issued a new pronouncement ASU 2016-10, Revenue from Contracts with Customers (Topic 606). The core principle of the guidance in Topic 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

1.	Identify the contract(s) with a customer.

2.	Identify the performance obligations in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the performance obligations in the contract.

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

The amendments in this update do not change the core principle of the guidance in Topic 606. Rather, the amendments clarify certain aspects related to identifying the performance obligation in the contract and the licensing implementation guidance while retaining the related principles. The Group is in the process of evaluating the impact of adoption of this ASU on its consolidated financial statements.

In May, 2016, the FASB issued a new pronouncement ASU 2016-12 which provides clarifying guidance in certain narrow areas and add some practical expedients as discussed below. The amendments clarify the objective of the collectability criterion in Step 1. The objective of this assessment is to determine whether the contract is valid and represents a substantive transaction on the basis of whether a customer has the ability and intention to pay the promised consideration in exchange for the goods or services that will be transferred to the customer. The amendments also add a new criterion to paragraph 606-10-25-7 to clarify when revenue would be recognized for a contract that fails to meet the criteria in Step 1. That criterion allows an entity to recognize revenue in the amount of consideration received when the entity has transferred control of the goods or services, the entity has stopped transferring goods or services (if applicable) and has no obligation under the contract to transfer additional goods or services, and the consideration received from the customer is nonrefundable. The amendments permit an entity, as an accounting policy election, to exclude amounts collected from customers for all sales (and other similar) taxes from the transaction price. The amendments specify that the measurement date for noncash consideration is contract inception. The amendments also clarify that the variable consideration guidance applies only to variability resulting from reasons other than the form of the consideration. The amendments provide a practical expedient that permits an entity to reflect the aggregate effect of all modifications that occur before the beginning of the earliest period presented when identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price to the satisfied and unsatisfied performance obligations. The amendments clarify that a completed contract for purposes of transition is a contract for which all (or substantially all) of the revenue was recognized under legacy GAAP before the date of initial application. Accounting for elements of a contract that do not affect revenue under legacy GAAP are irrelevant to the assessment of whether a contract is complete. In addition, the amendments permit an entity to apply the modified retrospective transition method either to all contracts or only to contracts that are not completed contracts. The amendments clarify that an entity that retrospectively applies the guidance in Topic 606 to each prior reporting period is not required to disclose the effect of the accounting change for the period of adoption. However, an entity is still required to disclose the effect of the changes on any prior periods retrospectively adjusted. The effective date and transition of these amendments is the same as the effective date and transition of ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The Group is in the process of evaluating the impact of adoption of this pronouncements on its consolidated financial statements.

In August 2016, the FASB issued new pronouncements ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this Update provide guidance on the following specific cash flow issues such as: (1) Contingent Consideration Payments Made after a Business Combination; (2) Distributions Received from Equity Method Investees. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. An entity that elects early adoption must adopt all of the amendments in the same period. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial position or results of operations.